SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment
Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Schedule of changes in AOCI, including the amounts reclassified to income

Foreign currency translation and unrealized gains (losses), net of tax
(in thousands)
Balance at December 31, 2015	$61,470

Gain recorded in other comprehensive income	570
Gain reclassified from AOCI to income	(38)

Balance at December 31, 2016	$62,002

Gain recorded in other comprehensive income	2,112
Gain reclassified from AOCI to income	(1,703)

Balance at December 31, 2017	$62,411

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	—	605	1,295

Total(1)	—	605	1,295

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

Schedule of diluted earnings per share

After the dilution, the diluted earnings per share during the years ended December 31, 2016 and 2017 were as follows.

	2017	2016
	(in thousands, except per
	shares amounts)
Net Income attributable to UTStarcom Holdings Corp.	$6,981	$290
Weighted average shares outstanding—Diluted	36,176	36,402

Net Income per shares attributable to UTStarcom Holdings Corp.—Diluted	$0.19	$0.01